Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash And Cash Equivalents	$ 1,751,499	$ 22,245
Other Current Assets	466,198	54,168
Total Current Assets	2,217,697	76,413
Intangible Assets, Net	37,329,191	180,628
Property And Equipment, Net	1,187,702	3,249
Other Assets	87,571	0
Total Assets	40,822,161	260,290
Current Liabilities:
Convertible Notes Payable	3,376,526	734,991
Notes Payable	213,405	218,010
Accrued Expenses And Other Current Liabilities	1,004,868	145,567
Payables (related Party)	26,000,000	0
Total Current Liabilities	30,594,799	1,098,568
Operating Lease Liabilities- Non-current	30,255	0
Total Liabilities	30,625,054	1,098,568
Stockholders' Equity (deficit)
Preferred Stock, $0.01 Par Value: Authorized Shares - 10,000,000, Issued And Outstanding Shares - 0 At December 31, 2021 And 2020, Respectively	0	0
Common Stock, $0.01 Par Value: Authorized Shares - 300,000,000 And 100,000,000, Issued And Outstanding Shares - 144,379,308 And 42,066,172 At December 31, 2021 And 2020, Respectively	1,443,793	420,662
Additional Paid-in Capital	18,856,430	4,961,315
Accumulated Deficit	(10,108,916)	(6,220,255)
Translation Adjustment	5,800	0
Total Stockholders' Equity (deficit)	10,197,107	(838,278)
Total Liabilities And Stockholders' Equity (deficit)	$ 40,822,161	$ 260,290